Investment Strategy - REX AI EQUITY PREMIUM INCOME ETF	Sep. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the BITA AI Leaders Select Index (the “Index”). The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation and current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the securities of the companies comprising the Index, subject to a potential reduction in returns in a rising market.

The Fund seeks to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. As further described below, the Fund intends to write covered call options on the securities in its portfolio to provide income, while maintaining exposure to the share price returns of the companies comprising the Index through its investments in the underlying securities. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund’s options contracts provide:

●	exposure to the share price returns, and
●	current income from the option premiums

About the Index

The Index is a rules-based composite index that tracks the market performance of companies, listed on recognized exchanges based in the US, that are at the forefront of AI technologies.

“AI” or “Artificial Intelligence” is a term used to describe computer systems and software programs designed to simulate human intelligence to perform tasks given a set of human-defined objectives. AI models reach conclusions through reasoning and self-correct to improve analysis. AI may include, but is not limited to, unsupervised machine-learning, supervised machine learning, deep learning, reinforcement learning, natural language processing, and neural networks. AI encompasses the idea of machines mimicking human intelligence, whereas (non-AI) computer algorithms are the specific instructions that enable computers to perform tasks. Algorithms are a component of AI, used to implement various AI techniques and approaches.

The initial universe is composed of securities issued by companies with products, services, and activities classified within the following Artificial Intelligence areas:

●	AI Hardware: The AI hardware subtheme compiles crucial components and equipment designed to perform AI-related tasks efficiently. This includes state-of-the-art microprocessors, GPUs and integrated circuits that offer faster processing and energy-saving capabilities necessary to execute AI algorithms and models effectively.

●	AI Software: Companies that develop and maintain computer applications capable of intelligent behavior such as learning, reasoning, and problem-solving. These can range from commonly known applications, like chatbots and natural language processing algorithms, to applications around more complex types of AI such as self-aware AI and theory of mind AI.

●	AI Enabling Infrastructure: Companies that develop AI platforms that facilitate the development, deployment, and management of artificial intelligence applications, that develop and maintain hardware and software components necessary to support the storage, processing, and analysis of large volumes of data for artificial intelligence applications, and those that provide the underlying communication systems and protocols that facilitate the exchange of data and information between distributed AI components and devices.

●	AI Services: Companies that offer “Artificial Intelligence as a Service (AIAS).” AIAS involves the provision of AI capabilities and resources to users on a subscription or pay-per-use basis, delivered over the internet. AIAS platforms offer a wide range of AI services, including machine learning algorithms, natural language processing, computer vision, speech recognition, and predictive analytics, among others. These services are typically accessed via Application Programming Interfaces (“APIs”) or web interfaces, allowing developers, data scientists, and businesses to integrate AI functionalities into their applications, products, and workflows without the need to build and maintain their own AI infrastructure.

Each company’s thematic alignment with AI is determined using publicly available revenue data found in regulatory filings such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks, quarterly earnings reports, company presentations and/or official earnings conference call transcripts, as well as news.

Based on their degree of thematic purity, securities are admitted into the Eligible Universe and assigned to one of two categories: (1) “Purity Leaders,” which are companies with a high relative revenue exposure to AI products, services, and activities; and (2) “Key Enablers,” which are companies that play a crucial role in facilitating the business application of AI technology, even though their primary business activities may not be solely focused on AI products or services. Securities in the Eligible Universe are ranked and selected as follow within each category:

A.	Purity Leaders: Securities are ranked based on their trading volumes and the top 5 are selected for inclusion. Securities within this category are weighted by average daily value traded over the prior 12-months, subject to a 10% cap.

B.	Key Enablers: Securities are ranked based on their market capitalization and the top 20 securities are selected for inclusion. Securities within this category are equally weighted.

The final Index is calculated by aggregating the “Purity Leaders” and “Key Enablers” categories and weighting them in a fixed proportion of 40% and 60% respectively.

The Index is rebalanced monthly with Purity Leaders weighted by average 12-month trading volume, subject to a 10% cap, and Key Enablers equally weighted. The Index is reconstituted quarterly by employing the process described above.

As of August 31, 2025, the Index included 25 companies and had a market capitalization range of approximately $3 billion to $3 trillion.

About the Fund’s Strategy

The Fund seeks to provide exposure to companies that are at the forefront of AI technologies and seeks to generate income by selling call options on the stocks of these companies.

The Fund intends to create long exposure to the Index by purchasing and holding each of the stocks included in the Index with the weight of each stock substantially corresponding to the weight of such stock in the Index. The Fund may hold fewer than all of the stocks comprising the Index, or hold stocks of companies that are not components of the Index that are, in the opinion of the Adviser, at the forefront of AI technologies. The Fund’s stock holdings would typically differ from the Index components when the Adviser believes that there is not sufficient liquidity in the market for the options that would be written on the particular stock to effectively implement the Fund’s covered call strategy.

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security but the Fund is fully exposed to the downside if the security decreases in value.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

The Fund’s Use Of Option Contracts

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX Options, see “Exchange Traded Options Portfolio”.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the BITA AI Leaders Select Index (the “Index”).